SHAREHOLDERS EQUITY - Dividends payable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital Stock
Statutory reserve for investments (as a percent)	75.00%
Minimum mandatory dividend (as a percent)	25.00%
Allocation of the residual result for the year
Balance for the destination of the year	R$ 10,378,122	R$ 4,549,774	R$ 3,635,377
Legal reserve	(518,906)	(227,489)
Mandatory Dividends	(2,464,804)	(1,080,571)
Additional proposed dividends	(1,535,196)	(216,114)
Accumulated losses	(9,675)
Subtotal to distribute	5,849,541	3,025,600
Constitution of Statutory Reserves and Profit Retention	R$ (5,849,541)	R$ (3,025,600)
EQUITY	Expenses for issuing shares are presented as a reduction to net equity, as capital transactions
Class A preferred shares
Capital Stock
Minimum mandatory dividend (as a percent)	8.00%
Class B preferred shares
Capital Stock
Minimum mandatory dividend (as a percent)	6.00%